Expected credit loss measurement - Sensitivity analysis (Narrative) (Detail)	12 Months Ended
Dec. 31, 2018
ECL Measurement Sensitivity Analysis [Line Items]
Period used for economic forecast	3 years
UBS AG
ECL Measurement Sensitivity Analysis [Line Items]
Period used for economic forecast	3 years